Financial Liabilities	3 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial liabilities [text block]
23. Financial liabilities
The financial liabilities breakdown is as follows:

	June 30, 2026	December 31, 2025
Borrowings (i)	64,632	86,713
Bank overdraft (ii)	—	185
Total Financial liabilities (iii)	64,632	86,898
(i)As of June 30, 2026 and December 31, 2025, the Group entered into borrowing agreements and, as of as of December 30, 2025, issued promissory notes denominated in Argentinean Pesos (AR$) with a financial institution in Argentina. The borrowing is agreed on a daily basis and pays an annual interest rate with reference to BADLAR, which represents the average interest rate on time deposits in Argentinean pesos published by the Central Bank of Argentina. The promissory notes have short-term maturities and interest at an annual rate referenced to TAMAR, the average lending rate in Argentine pesos published by the Central Bank of Argentina. The borrowings cost as of June 30, 2026 amounts to US$8,035 recognized in processing cost as merchant advances finance cost (see Note 11. Other results). As part of this financing, as of June 30, 2026 and December 31, 2025, certain financial assets for a carrying amount of US$59,267 and US$74,478, respectively, were held as security of this borrowing (see Note 16. Financial assets for additional information).
(ii)As of December 31, 2025, the Group recognized an overdraft balance at dLocal Chile related to a credit line agreement with Itaú Chile.
(iii)Financial liabilities are presented net of cash payments, have a high turnover, the amounts are large, and the maturity period is three months or less.